Fair Value Measurements (Details) - Schedule of fair value of the Warrants - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) Schedule of Fair Value of the Warrants [Line Items]
Volatility		56.00%	45.00%
Term		8 years 6 months 10 days	9 years 4 months 28 days
Risk-free rate		0.87%	0.43%
Dividend yield		0.00%	0.00%
DPCM Capital, Inc [Member]
Fair Value Measurements (Details) Schedule of Fair Value of the Warrants [Line Items]
Exercise price (in Dollars per share)	$ 11.5		$ 11.5
Stock price (in Dollars per share)	$ 10.41		$ 10.41
Volatility	28.40%
Term	5 years
Risk-free rate	0.39%
Dividend yield	0.00%